Net Sales by Segment - Summary of Net Sales by Segment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	R$ 20,611,409	R$ 16,834,768	[1]	R$ 13,579,021	[1]
Operating segments [member] | Raizen Energia S.A. [member]
Disclosure of operating segments [line items]
Revenue	28,835,309	19,798,546		13,152,678
Operating segments [member] | Raizen Energia S.A. [member] | Ethanol [member]
Disclosure of operating segments [line items]
Revenue	11,388,766	8,569,437		6,550,652
Operating segments [member] | Raizen Energia S.A. [member] | Sugar [member]
Disclosure of operating segments [line items]
Revenue	3,925,499	3,670,749		5,377,351
Operating segments [member] | Raizen Energia S.A. [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	3,934,639	2,836,658		884,300
Operating segments [member] | Raizen Energia S.A. [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	149,573	648,753		340,375
Operating segments [member] | Raizen Energia S.A. [member] | Gas [member]
Disclosure of operating segments [line items]
Revenue	2,967,137	758,572
Operating segments [member] | Raizen Energia S.A. [member] | Diesel [member]
Disclosure of operating segments [line items]
Revenue	6,469,695	3,314,377
Operating segments [member] | Raizen Combustiveis [member]
Disclosure of operating segments [line items]
Revenue	100,514,154	85,204,091		72,789,148
Operating segments [member] | Raizen Combustiveis [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	1,513,492	1,172,254
Operating segments [member] | Raizen Combustiveis [member] | Fuels [member]
Disclosure of operating segments [line items]
Revenue	99,000,662	84,031,837		72,789,148
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of operating segments [line items]
Revenue	9,514,222	6,840,011		5,537,857
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Cogeneration [member]
Disclosure of operating segments [line items]
Revenue	437,327	315,925		229,716
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	64,660	60,641		68,577
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Industrial [member]
Disclosure of operating segments [line items]
Revenue	6,045,600	4,411,737		3,494,396
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Residential [member]
Disclosure of operating segments [line items]
Revenue	1,295,107	986,073		849,723
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Automotive [member]
Disclosure of operating segments [line items]
Revenue	350,637	262,813		224,203
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Construction revenue [member]
Disclosure of operating segments [line items]
Revenue	813,341	415,753		351,193
Operating segments [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Commercial [member]
Disclosure of operating segments [line items]
Revenue	507,550	387,069		320,049
Operating segments [member] | Moove cash generating unit [member]
Disclosure of operating segments [line items]
Revenue	4,046,296	3,449,949		2,129,522
Operating segments [member] | Moove cash generating unit [member] | Finished goods [member]
Disclosure of operating segments [line items]
Revenue	3,786,636	3,096,658		1,876,935
Operating segments [member] | Moove cash generating unit [member] | Basic oil [member]
Disclosure of operating segments [line items]
Revenue	194,353	317,878		220,515
Operating segments [member] | Moove cash generating unit [member] | Services [member]
Disclosure of operating segments [line items]
Revenue	65,307	35,413		32,072
Operating segments [member] | Logistics [member]
Disclosure of operating segments [line items]
Revenue	7,087,840	6,584,937		5,946,349
Operating segments [member] | Logistics [member] | North Operation [member]
Disclosure of operating segments [line items]
Revenue	5,313,757	4,913,437		4,439,766
Operating segments [member] | Logistics [member] | South Operation [member]
Disclosure of operating segments [line items]
Revenue	1,478,314	1,412,300		1,283,085
Operating segments [member] | Logistics [member] | Container Operations [member]
Disclosure of operating segments [line items]
Revenue	295,769	259,200		223,498
Unallocated amounts [member] | Cosan Corporate [member]
Disclosure of operating segments [line items]
Revenue	98	(1)		(1)
Deconsolidation of joint ventures, adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	R$ (129,386,510)	R$ (105,042,765)		R$ (85,976,532)

[1]	For details on this restated, see note 24.